Investment Portfolio	as of July 31, 2021 (Unaudited)
DWS Emerging Markets Equity Fund
	Shares	Value ($)

Equity Securities 80.7%
Brazil 5.5%
Americanas SA*	112,784	1,063,258
B3 SA — Brasil Bolsa Balcao	690,843	2,022,821
Banco Bradesco SA (ADR)	1,191,292	5,563,331
CCR SA	261,962	653,868
Gerdau SA (ADR)	462,284	2,741,344
Itau Unibanco Holding SA (ADR) (Preferred)	967,984	5,585,268
Lojas Americanas SA (Preferred)	626,580	852,964
Multiplan Empreendimentos Imobiliarios SA	1,848	8,285
Petroleo Brasileiro SA (ADR)	481,453	5,137,104
Vale SA (ADR)	296,918	6,241,216
(Cost $25,209,896)		29,869,459
Chile 1.0%
Antofagasta PLC (Cost $3,350,340)	252,053	5,247,317
China 24.7%
Alibaba Group Holding Ltd. (ADR)*	123,770	24,158,666
ANTA Sports Products Ltd.	239,000	5,222,618
Baidu, Inc. (ADR)*	45,172	7,408,660
BYD Co., Ltd. "H"	196,000	6,113,401
China Construction Bank Corp. "H"	10,831,577	7,560,051
Huatai Securities Co., Ltd. "H" 144A	924,200	1,227,359
Industrial & Commercial Bank of China Ltd. "H"	12,432,095	6,922,827
JD Health International, Inc. 144A* (a)	104,900	1,134,759
JD.com, Inc. (ADR)*	59,824	4,240,325
KWG Group Holdings Ltd.	2,069,000	2,271,335
Meituan "B"*	241,000	6,751,229
NIO, Inc. (ADR)*	101,435	4,532,116
Pinduoduo, Inc. (ADR)*	26,120	2,392,853
Ping An Insurance Group Co. of China Ltd. "H"	675,532	5,941,739
Tencent Holdings Ltd.	495,200	30,682,007
Topsports International Holdings Ltd. 144A	1,320,000	1,849,791
Yum China Holdings, Inc. (b)	238,032	14,803,210
(Cost $114,005,517)		133,212,946
Colombia 0.2%
Bancolombia SA (ADR) (a) (Cost $2,198,435)	43,000	1,223,350
Hong Kong 5.2%
AIA Group Ltd.	488,200	5,871,343
Galaxy Entertainment Group Ltd.*	687,000	4,665,529
Geely Automobile Holdings Ltd.	1,815,000	6,188,998
Hong Kong Exchanges & Clearing Ltd.	87,300	5,592,856
Melco Resorts & Entertainment Ltd. (ADR)*	278,559	3,877,541
Shimao Group Holdings Ltd.	579,000	1,141,604
SJM Holdings Ltd.*	670,000	604,974
(Cost $29,412,451)		27,942,845

India 10.5%
Axis Bank Ltd.*	277,906	2,654,244
HDFC Bank Ltd. (ADR)	204,438	14,427,190
ICICI Bank Ltd.	240,257	2,208,717
ICICI Bank Ltd. (ADR)	422,378	7,852,007
Infosys Ltd. (ADR)	460,097	10,177,346
ITC Ltd.	770,000	2,128,810
Larsen & Toubro Ltd.	32,190	695,319
Maruti Suzuki India Ltd.	10,439	984,360
Reliance Industries Ltd. 144A, (GDR)	100,983	5,584,360
Tata Consultancy Services Ltd.	206,744	8,820,513
UltraTech Cement Ltd.	8,316	855,920
(Cost $39,421,149)		56,388,786
Indonesia 1.3%
PT Bank Central Asia Tbk	1,002,000	2,076,080
PT Bank Rakyat Indonesia Persero Tbk	8,276,600	2,137,626
PT Elang Mahkota Teknologi Tbk*	14,584,700	2,785,921
(Cost $7,226,639)		6,999,627
Korea 13.0%
KB Financial Group, Inc.	27,810	1,234,361
LG Chem Ltd.	11,892	8,757,368
LG Household & Health Care Ltd.	2,852	3,624,324
NAVER Corp.	11,733	4,442,241
POSCO	23,358	7,433,060
Samsung Electronics Co., Ltd.	535,113	36,613,194
Samsung Fire & Marine Insurance Co., Ltd.	12,812	2,390,165
SK Hynix, Inc.	55,665	5,490,147
(Cost $41,510,580)		69,984,860
Mexico 1.6%
Cemex SAB de CV (ADR)*	333,961	2,715,103
Fomento Economico Mexicano SAB de CV (ADR)	54,712	4,780,187
Gruma SAB de CV "B"	61,238	660,240
Grupo Financiero Inbursa SAB de CV "O"*	505,109	486,427
(Cost $9,321,971)		8,641,957
Russia 4.4%
Gazprom PJSC (ADR)	758,366	5,915,255
LUKOIL PJSC (ADR)	139,308	11,965,164
Sberbank of Russia PJSC (ADR)	339,445	5,644,970
(Cost $21,830,037)		23,525,389
Singapore 1.3%
Sea Ltd. (ADR)* (Cost $4,599,682)	24,950	6,890,192
South Africa 2.1%
FirstRand Ltd.	915,114	3,394,988
Naspers Ltd. "N"	40,102	7,729,021
(Cost $12,093,613)		11,124,009
Taiwan 9.2%
ASE Technology Holding Co., Ltd.	1,127,761	4,978,998
Catcher Technology Co., Ltd.	201,000	1,333,872

Formosa Plastics Corp.	1,047,000	3,744,037
Fubon Financial Holding Co., Ltd.	1,984,000	5,346,844
Largan Precision Co., Ltd.	13,000	1,368,500
MediaTek, Inc.	80,000	2,622,661
Taiwan Semiconductor Manufacturing Co., Ltd.	774,803	16,203,903
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	121,281	14,146,216
(Cost $26,596,308)		49,745,031
Thailand 0.6%
Kasikornbank PCL (NVDR)	257,700	807,428
PTT PCL (NVDR)	1,292,300	1,364,166
Thai Oil PCL (NVDR)	926,800	1,238,200
(Cost $5,665,966)		3,409,794
Turkey 0.0%
KOC Holding AS	100,545	245,545
Turkiye Garanti Bankasi AS	97,879	99,145
(Cost $716,326)		344,690
United Arab Emirates 0.1%
Emaar Malls PJSC* (Cost $589,330)	687,850	355,109
Total Equity Securities (Cost $343,748,240)		434,905,361

Exchange-Traded Funds 8.5%
iShares FTSE China A50 ETF (a)	8,185,800	18,425,096
iShares MSCI Emerging Markets ETF	470,536	24,279,658
Vanguard FTSE Emerging Markets ETF (a)	56,100	2,867,271
Total Exchange-Traded Funds (Cost $44,362,200)		45,572,025

Securities Lending Collateral 1.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (c) (d) (Cost $10,472,514)	10,472,514	10,472,514

Cash Equivalents 6.1%
DWS Central Cash Management Government Fund, 0.03% (c) (Cost $32,768,499)	32,768,499	32,768,499

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $431,351,453)	97.2	523,718,399
Other Assets and Liabilities, Net	2.8	14,988,925
Net Assets	100.0	538,707,324
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2021 are as follows:
Value ($) at 10/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2021	Value ($) at 7/31/2021
Securities Lending Collateral 1.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (c) (d)
27,705,876	—	17,233,362 (e)	—	—	335,390	—	10,472,514	10,472,514
Cash Equivalents 6.1%
DWS Central Cash Management Government Fund, 0.03% (c)
11,890,966	235,711,962	214,834,429	—	—	6,080	—	32,768,499	32,768,499
39,596,842	235,711,962	232,067,791	—	—	341,470	—	43,241,013	43,241,013
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2021 amounted to $9,907,082, which is 1.8% of net assets.
(b)	Listed on the New York Stock Exchange.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
FTSE: Financial Times and the London Stock Exchange
GDR: Global Depositary Receipt
MSCI: Morgan Stanley Capital International
NVDR: Non-Voting Depository Receipt
PJSC: Public Joint Stock Company
At July 31, 2021 the DWS Emerging Markets Equity Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Information Technology	101,755,350	23%
Financials	98,271,137	23%
Consumer Discretionary	97,165,613	22%
Communication Services	52,209,021	12%
Materials	37,735,365	9%
Energy	31,204,249	7%
Consumer Staples	11,193,561	3%
Real Estate	3,776,333	1%
Industrials	1,594,732	0%
Total	434,905,361	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Brazil	$29,869,459	$—	$—	$29,869,459
Chile	—	5,247,317	—	5,247,317
China	57,535,830	75,677,116	—	133,212,946
Colombia	1,223,350	—	—	1,223,350
Hong Kong	3,877,541	24,065,304	—	27,942,845
India	38,040,903	18,347,883	—	56,388,786
Indonesia	—	6,999,627	—	6,999,627
Korea	—	69,984,860	—	69,984,860
Mexico	8,641,957	—	—	8,641,957
Russia	23,525,389	—	—	23,525,389
Singapore	6,890,192	—	—	6,890,192
South Africa	—	11,124,009	—	11,124,009
Taiwan	14,146,216	35,598,815	—	49,745,031
Thailand	—	3,409,794	—	3,409,794
Turkey	—	344,690	—	344,690
United Arab Emirates	—	355,109	—	355,109
Exchange-Traded Funds	27,146,929	18,425,096	—	45,572,025
Short-Term Investments (a)	43,241,013	—	—	43,241,013
Total	$254,138,779	$269,579,620	$—	$523,718,399
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEMEF-PH3
R-080548-1 (1/23)